Construction Backlog	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Construction Backlog [Abstract]
Construction Backlog
9.	Construction Backlog

The following represents the backlog of signed engineering contracts in existence at March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Balance – beginning of period	$541,291	$105,851
New contracts and change orders during the period	306,097	807,786
	847,388	913,637
Less: contract revenue earned during the period	(84,635)	(372,346)
	762,753	541,291
Contracts signed but not started	-	-
Balance – end of period	$762,753	$541,291

As of March 31, 2017, the Company has $116,754 in deferred revenue which represents unearned billings on SG Blocks sales which the Company anticipates to be recognized during the year ending December 31, 2017.

In addition, between April 1, 2017 and May 3, 2017, the Company entered into additional engineering and SG Blocks sale contracts with revenues of $2,544,266.

12.	Construction Backlog

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2016 and 2015:

	Successor 2016	Predecessor 2015
Balance - January 1	$105,851	$6,200
New contracts and change orders during the period	807,786	172,805
	913,637	179,005
Less: contract revenue earned during the period	(372,346)	(73,154)
	541,291	105,851
Contracts signed but not started	-	-
Balance - December 31	$541,291	$105,851